Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.18

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2023070712	XXX	XXX	1	1	1	1				Verified credit history - Borrower's Credit Report dates XXX. with XXX tradelines. The borrower's report showed an open revolving tradeline with a high credit limit of XXX and only XXX credit utilization.;
2023070713	XXX	XXX	2	2	1	1	Verified credit history - Borower's Credit Report shows tradelines dated back to oldest tradeline date of XXX Borrower's revolving trade accounts showed only XXX credit utilization. ;	XXX Credit Documentation is Insufficient - Missing Seller's HUD1/Closing Disclosure in loan file., Client Comment: EV2 Non-Material	COND XXX Condo Documentation is Insufficient - Provide completed condo questionnaire per the guidelines
													(XXX_Program_Guidelines v3.8). Condo questionnaire in file is not completed. - XXX completed condo questionnaire received.
2023070527	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - Subject LTV/CLTV is XXX with a max allowed of XXX Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX	ECOA XXX No evidence lender provided copies of written appraisals - Missing documentation to verify appraisal delivery to the borrower. - Appraisal acknowledgment located in file pg 472.

XXX Credit Documentation is Insufficient - The following mortgages are reflected as to have been in forbearance (Deferred Payments). Missing a copy of the cancelled check or proof of payment by wire, a copy of the bank statement showing the payment/withdrawal and a copy of the bank statement for the month prior to verify the required XXX mths seasoning (Section XXX Guides Forbearance or Mod): 1) XXX;

2) XXX
3)XXX
4) XXX
Per the G/l -For forbearances cured by payment, provide a letter from the servicer confirming the amount paid that must include a statement that the loan is now current with no delinquent status reported to the credit bureaus, and provide a credit supplement showing the loan in current status. Also, provide a copy of the cancelled check or proof of payment by wire, a copy of the bank statement showing the payment/withdrawal and a copy of the bank statement for the month prior to verify the required XXX months seasoning.  - XXX Recd the following:

XXX Deferment Payment Confirmation dated XXX received. Statement dated XXX reflects XXX payment made XXX Statement dated XXX reflects XXX payment made XXX

XXX- Deferment offer letter dated XXX reflects XXX payments past due. Past due amounts deferred XXX

XXX- Deferment offer XXX reflects XXX payments past due.  Past due amounts deferred XXX

XXX - Modification Letter dated XXX provided.  This is a commercial loan and is not reported on the credit report or supplement.  Unable to verify recent history.

XXX (Subject) Deferment Payment Confirmation dated XXX  Statement dated XXX reflects that on XXX the payment for XXX were made (XXX). Statement dated XXX reflects the XXX payment made XXX

XXX DSCR (XXX) Option XXX : Professional Investor

Provides reduced documentation on non-subject properties for the borrower who has a strong investor track record exhibited by the following:

Currently owns XXX properties (Primary residence included)

Borrower has XXX (XXX) years credit depth reported on credit report.

At least three (XXX) mortgages are reported on credit report within the last XXX (XXX) years. No minimum months reporting required. No delinquencies allowed on months reported.

**Credit supplement dated XXX in file pg XXX reelects no delinquencies.

CR XXX Missing Evidence of Ownership of Free and Clear Property - Missing documentation to verify that the following REO is owned Free & Clear as reflected in the 1003 as theXXX Report reflects Mortgages: 1) XXX 2) XXX
Per the g/l Required Information:

- All properties owned by borrower to be listed on REO schedule.

													- All information completed on REO schedule (mortgage balances, gross rents, etc.) - XXX Updated 1003 reflecting mortgages for both reo received.
2023070669	XXX	XXX	2	2	1	1				Verified reserves - XXX months reserves verified with XXX months required per product matrix.; Low LTV/CLTV/HCLTV - XXX LTV; Low DTI - XXX DTI;	GIDE XXX Guideline Exception(s) - Guideline exception to use VOR as third tradeline. Per XXX bank statement guidelines, XXX tradelines are required. Approved lender exception pg 48., Client Comment: EV2 - lender approved exception p48 to permit VOR as tradeline.		DEED XXX Missing Condo Rider - Condo rider not provided in file. - XXX Client provided DOT with condo rider
2023070671	XXX	XXX	1	1	1	1				Low LTV/CLTV/HCLTV - LTV is <XXX on refinance. ; Verified reserves - Borrower has XXX verified reserves with XXX required. ;
2023070670	XXX	XXX	2	2	1	1	Low LTV/CLTV/HCLTV - Loan is XXX LTV.; Conservative use of credit - Borrower has XXX active mortgage and XXX cc's with a XXX credit score, minimum for LTV less than XXX is XXX	DEED XXX Mortgage/Deed of Trust is not Recorded - Deed is not recorded. Closing Instructions not in file., Client Comment: XXX Investor Acknowledged Exception	HUD XXX Loan Disbursement Date and Interest From on HUD do not match - Final CD pg 518 shows interest from XXX - XXX with disbursement date of XXX - XXX - Received response from lender of: "Our funding team has confirmed that the data on the CD will not always match. In this case, the Disbursement date and the pre-paid interest start date are not matching due to the closing agent pending receipt of the recording confirmation which delayed the funding.

**Exception cleared. There is a XXX gap between interest start date and disbursement. XXX is a "XXX", thus XXX day difference is accepted.

TRID XXX Missing E-Sign Disclosure - E-sign disclosure is missing in file - XXX - Lender provided an XXX page document to clear multiple exceptions.  Subject E-sign disclosure acceptance was on pages 3 and 4. Exception cleared.

													TRID XXX Initial Closing Disclosure Sent Method Not In Person and No Received Date - Missing executed initial CD XXX pg 448 - The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX Received copy of tracking info showing Initial CD was sent and received by fax. Exception cleared.
2023070673	XXX	XXX	2	1	2	2	Low LTV/CLTV/HCLTV - Refinance transaction is at XXX LTV.; Verified housing payment history - Borrowers have XXX verified housing history with XXX	PROP XXX Property Type is prohibited - Per guidelines, unique properties to be considered on a case-by-case basis and acreage >XXX acres is included. Subject property is XXX acres. Lender exception approval email located p82. Appraisal indicates suburban density. XXX performed post-closing with score of XXX No CDA present. Lender exception approval provided, subject to XXX approval., Client Comment: XXX Investor acknowledged exception.

TRID XXX CD Loan Calculations Section is Deficient - Amount Financed on Final CD (page 878) of XXX is more than the Loan Amount of XXX so is not accurate. , Client Comment: Per TRID Grid XXX Amount Financed is a material disclosure, but is not a violation of TILA if the Finance Charge is disclosed within tolerance.	APRV XXX Missing Underwriter Loan Approval - Not provided Manual UW 1008 - XXX - 1008 provided is final and matches XXX no separate lender approval required.

													TRID XXX Disclosed Finance Charge Must Be >= Actual Finance Charge - XXX - The total of payments on final CD is, XXX is less than the calculated amount of XXX The amount financed on the final CD, XXX is more than the loan amount of XXX The amount financed should not be more than the loan amount. -- The disclosed finance charge (XXX) is (XXX) below the actual finance charge (XXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than XXX below the actual finance charge. (XXX Sec. XXX(i)(2); OSC 17(c)(2)(ii)-1). - Finance Charge is correctly disclosed based on adjusting Total of Payments with per-diem credit.
2023070672	XXX	XXX	2	1	1	2	Low LTV/CLTV/HCLTV - XXX maximum XXX ltv allowed.; Verified employment history - XXX years been in the same business verified by VVOE p.73; Verified reserves - XXX months reserves, minimum XXX months required.;	PROP XXX Property Type is prohibited - Lender approved exception for mixed use property. Borrower runs his tax preparer business out of home based on; XXX years credit depth, in business since XXX XXX office space has no access to living quarters, similar properties in area, low ltv & XXX months reserves., Client Comment: XXX Investor acknowledged exception.	APRV XXX Underwriting Loan Approval is Deficient - Missing loan approval. - XXX Investor acknowledged exception. Ok to clear with final 1008 in file.

													APRV XXX Missing Loan Approval Date - Undated 1008 & bank statement worksheet. - XXX Investor acknowledged exception. Ok to clear with final 1008 in file.
2023070762	XXX	XXX	1	1	1	1	Verified reserves - XXX months reserve requirement XXX months verified of reserves; Verified liquid assets and/or savings history - After purchase verified over XXX in liquid assets;	XXX Missing Employment doc (VVOE) - Missing evidence of VVOE within XXX days of Note date of XXX - XXX Lender provided a copy of the VVOE dated XXX

CR XXX Missing Credit Report - Credit report missing from loan file, score taken from 1008, liabilities noted from Final 1003. - XXX Lender provided a copy of the credit report XXX

APP XXX Discrepancy between 1003 and documentation stated and/or verified in file - The loan application and loan approval do not match the income calculations verified in the loan file. The 1008 reflects total monthly obligations of XXX which are the consumer debts only. No accounting for primary housing expense or the subject's net-rental loss.   - XXX Lender provided updated copy of the 1008/1003.

													APRV XXX Underwriting Loan Approval is Deficient - The loan application and loan approval do not match the income calculations verified in the loan file. The 1008 reflects total monthly obligations of XXX which are the consumer debts only. No accounting for primary housing expense or the subject's net-rental loss. - XXX Lender provided updated copy of the 1008/1003.
2023070786	XXX	XXX	2	2	1	1	Verified reserves - Borrower has XXX reserves post-closing with $XXX required per guidelines. ;	APP XXX Discrepancy between 1003 and documentation stated and/or verified in file - Mortgage statement provided for additional REO property p284 that is not disclosed on 1003 section 3., Client Comment: Investor Acknowledged Exception	XXX LTV Exceeds Max Allowed - Max LTV for XXX >XXX purchase with XXX qualifying FICO is XXX Transaction closed at XXX LTV which is XXX over guideline. - XXX Lender provided the following response: "Dec matrix allows up to XXX Please waive or downgrade."

													***Finding cleared. XXX matrix for XXX indicates a max LTV for purchase of XXX
2023070674	XXX	XXX	2	1	2	1	Net tangible benefit - Borrower is paying off all consumer debts totaling XXX in obligations in addition to >XXX in cash back. ; Verified employment history - Borrower has demonstrated stable self-employment over XXX years. ;	COMP XXX Affiliated Business Disclosure Is Not Executed - Affiliated Business Disclosure Is Not Executed p707, Client Comment: XXX - No affiliates paid on transaction.	TRID XXX Document Intent to Proceed with the Transaction - You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of XXX Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - XXX Received signed and dated Intent to Proceed. Exception cleared.

APRV XXX Missing Loan Approval Date - Undated 1008 provided. Lender Conditional Approval needed for approval date to verify correct guidelines used for approval and review.  - XXX Investor acknowledged exception.  Ok to clear with final 1008 in file.

													COLL XXX APN Number and/or Legal Descriptions do not match security instrument - APN number listed on Prelim Report reflects XXX, APN listed on DOT reflects XXX See pages 266 and XXX: Received copy of Title Policy with APN that matched Mortgage. Exception cleared.
2023070567	XXX	XXX	1	1	1	1	Verified reserves - XXX months reserves required XXX reserve months verified; Verified credit history - Borrower has FICO XXX with XXX minimum;	TRID XXX Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Lender paid fees decreased without a COC or offsetting increase in General Credit. --

													The sum of non-specific (lump sum) lender credits and specific lender credits (XXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXX, (XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - XXX Lender-paid Broker Compensation is not a borrower fee by definition, so is not subject to tolerance testing. Exception removed.
2023070636	XXX	XXX	2	2	1	1	Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX Verified housing payment history - XXX mths XXX on current mortgage.; Verified credit history - XXX fico w/a minimum requirement of XXX Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of XXX	XXX Income Documentation is Insufficient - Missing the following documentation for XXX months Self Employment Bank statement loan:

1. documentation reflecting XXX ownership percentage for S/E business.
2.  CPA or borrower prepared and signed Business Narrative that includes at minimum details related to the description, nature, size (full-time employees and or contractors) and scope of the business.  The underwriter will evaluate the reasonableness of the expenses listed by the borrower. See Appendix XXX for specific form. Initial 1003 with monthly income disclosed (Signed).
3. Third-Party verification of business existence. (Business License, CPA Letter, etc.)
4. Expense ratio used is XXX however the guidelines expense ratio for Service Business is 40% and Non-Service Business or Product Business XXX  The income will be the lower of the stated income on the 1003 or the bank statements.

, Client Comment: XXX EV2 Now stating that the company XXX is the companies name and that the client paid them on XXX per the XXX bank statement. Does not meet guideline requirements in its entirety, but sufficient to downgrade to XXX	COMP XXX Missing Affiliated Business Disclosure - per FACTS there are none. - Per FACTS disclosure lender has no affiliates.

													XXX Missing Employment doc (VVOE) - B2: Missing Third-Party Verification of the existence of the borrowers business, required to be within XXX calendar days of the note date AND an updated verification within XXX calendar days of note date to determine business is still open. - Per guides personal banks statements are allowable under business bank statement requirements. Last statement provided is XXX which last deposit reflected is on XXX and within XXX days of closing.
2023070675	XXX	XXX	1	1	1	1				Verified reserves - XXX months reserves plus XXX for additional reos XXX reserve months verified; Established Landlord history - Verified subject rental with lease agreements;			APRV XXX Missing Underwriter Loan Approval - Missing Loan approval in file - XXX Investor acknowledged exception. Ok to clear with final 1008 in file.
2023070707	XXX	XXX	1	1	1	1	Established credit history - Borrower has XXX credit score with good payment history and credit depth. ; Verified ownership of subject property - Verified ownership of subject property for over XXX years.;	XXX Calculated Amortized Term does not match Term of Note - Added XXX - Corrected Note indicates a XXX year IO period, however the payment amount listed for the IO period (XXX) is a fully amortizing payment based on a XXX month term. The Note also has features that could result in Daily Simple Interest (DSI) and Negative Amortization, and the Note has a Default Interest Rate of XXX The Note has a clause that allows the lender to adjust the interest if any of it is deemed usurious. This is a business purpose loan, so is not subject to usury laws.

													Original non- IO note disclosed a payment of XXX which is correct IO payment based on loan amount of XXX and rate of XXX and had same features of DSI, Negative Amortization potential and a Default Interest Rate of XXX - Investor accepts non-standard note.
2023070764	XXX	XXX	2	2	1	1	Verified credit history - Fico XXX points above the minimum requires for this loan parameters; Verified employment history - Stable self employment over XXX years verified ;	XXX Insufficient verified reserves - Insufficient verified reserves - XXX required, XXX documented including cash out., Client Comment: XXX investor acknowledged exception.	DMND XXX Payoff/Demand Statement has a discrepancy in the data - Missing updated payoffs from the following to confirm the amounts on the final CD were sufficient, payoffs in the file are stale dated and reflect higher payoff amounts than the final CD (p41).
XXX payoff p507 90,360.64, CD reflects XXX
XXX payoff p513 32,484.41, CD reflects XXX

 - XXX - Received borrower final settlement with updated payoffs attached to confirm payoff amounts.

													XXX Missing Source of Funds - Missing documentation to support the large deposits of XXX on XXX (stmt p435) and XXX on XXX (stmt p426). With these excluded from net deposits in the income calculation, DTI is XXX - Cleared lender provided a LOX and supporting documentation to source the deposit on XXX
2023070767	XXX	XXX	2	2	1	1				Verified reserves - Fico XXX which exceeds required minimum of XXX score for LTV.; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history. ;	APP XXX Missing Initial 1003 Application - Initial 1003 Application, executed by borrower, not provided in file., Client Comment: EV2 Investor acknowledged exception.
2023070768	XXX	XXX	2	2	1	1				Low DTI - XXX with XXX max; Verified credit history - FICO XXX minimum XXX	XXX Insufficient verified reserves - Insufficient verified reserves, XXX months required. XXX documented including cash out, XXX required, short by XXX , Client Comment: XXX Investor Acknowledged Exception.
2023070766	XXX	XXX	2	2	1	1	Verified credit history - Fico XXX Minimum required is XXX So XXX points above the minimum required. ; Established Landlord history - Confirmed various rental properties. ; Verified reserves - XXX months reserves required. XXX months remain based on cash out proceeds received which is allowed per guidelines.;	APP XXX Missing Initial 1003 Application - Missing Initial 1003 Application, Client Comment: XXX acknowledged per client

XXX LTV Exceeds Max Allowed - XXX LTV exceeds max allowed of XXX per guidelines/matrix for cashout DSCR. Per 1008 (pg. 149), Lender acknowledged on Con Log for email. , Client Comment: XXX Investor Acknowledged Exception.	HAZ XXX Missing evidence of Hazard Insurance - Missing evidence of Hazard Insurance coverage for subject loan amount of XXX Only Insurance certificate page in file is for Title Company (pg. 270). - XXX - Received evidence of sufficient insurance coverage.

APP XXX Final 1003 Application is Incomplete - Missing Pages 1 and 2 of the Final executed 1003 application.  Application starts with page 3 of 13 (pg. 152).  Additional 1-2 (pg. 150) is not the first XXX pages of the borrower application but that of the lender.  .   - XXX - Lender provided full copy of final 1003 including the first XXX pages.

													APPR XXX Missing Third Party Appraisal Review - Missing additional Third Party Appraisal Review. XXX in file (pg. 289) returned a Collateral Risk Score of XXX thus a Field Review or CDA is required from the guideline stated accepted sources (guideline, pg. 49/55). - XXX CDA received. Exception cleared.
2023070769	XXX	XXX	2	2	1	1	Conservative use of credit - Conservative use of revolving credit accounts. XXX open revolving with payment of XXX month. Reviewed XXX months and paid XXX ; Verified credit history - Indicator credit score of XXX exceeds the minimum required of XXX by XXX points. Overall payment record is XXX including prior mortgage history both open and paid off. ;	XXX Asset Documentation is Insufficient - Missing Asset Documentation of a single account statement covering XXX month period and dated within XXX-days of the loan note date of XXX Verified assets must support funds required funds for closing (rate/term refinance) plus required minimum XXX months reserves. Reserve requirement is XXX none documented in file. Per Application, borrower has IRA with balance of XXX Client Comment: XXX Investor Acknowledged Exception.

											APP XXX Missing Initial 1003 Application - Missing Initial 1003 Application, Client Comment: EV2, Investor acknowledged
2023070770	XXX	XXX	1	1	1	1	Verified employment history - Borrower has over XXX years of verified history as a real estate agent.;	TRID XXX No proof borrower(s) can receive documents via the electronic method as intended - Copy of eConsent not provided within image file - XXX Received copy of DocMagic eSign Certificate. Exception cleared.

TRID XXX Missing E-Sign Disclosure - Copy of eConsent not provided within image file - XXX Received copy of XXX eSign Certificate. Exception cleared.

													TRID XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in Loan Discount Points from XXX on LE issued XXX to XXX on CD issued XXX See pages 174 and 168. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX Received copy of COC dated XXX Exception cleared.
2023070765	XXX	XXX	2	2	1	1	Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX Verified reserves - XXX mths reserves verified with subject cash out proceeds.;	GIDE XXX Guideline Exception(s) - Cash out of XXX exceeds the max allowed of XXX MM per the DSCR Matrix. ** Lender Acknowledged Exception per 1008 **, Client Comment: XXX Investor Acknowledged Exception. Additional comp factors: LTV =XXX, DSCR = XXX

											APP XXX Missing Initial 1003 Application - Missing initial 1003. Review utilized Credit Report date of XXX for review., Client Comment: XXX Investor Acknowledged Exception.		DEED XXX Mortgage/Deed of Trust is not Recorded - Missing copy of lenders closing instructions to the title company/closing agent. Deed of Trust is not Recorded. - XXX Lender provided a copy of the closing instructions.
2023070776	XXX	XXX	2	1	1	2				Verified reserves - Reserves verified equal XXX months, guideline requires 6 months.; Verified employment history - Borrower has been a licensed real estate agent for over XXX years, CPA letter pg. XXX.; Minimal outstanding debt - Per the credit report pg. XXX, the borrower has minimal outstanding debt.;	PROP XXX Property Type is prohibited - Per guidelines, rural properties not permitted. Appraisal designates property as rural with XXX acres. , Client Comment: Investor acknowledged exception		TRID XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX Exception set in error. Corrected Appraisal fee placement. Finding cleared upon resubmission.
2023070763	XXX	XXX	2	2	1	1				Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified ownership of subject property - Borrower has maintained ownership in subject property since XXX Low LTV/CLTV/HCLTV - Loan LTV is XXX which is >XXX lower than XXX allowable per matrix. ;	APP XXX Missing Initial 1003 Application - Missing initial 1003. Reviewer used credit report date of XXX Client Comment: XXX Investor Acknowledged Exception
2023070775	XXX	XXX	2	2	1	1	Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines; Low LTV/CLTV/HCLTV - Loan LTV of XXX is >XXX less than allowable LTV of XXX per matrix. ;	HAZ XXX Hazard Insurance Coverage Amount is Insufficient - Dwelling coverage of XXX does not cover loan amount of XXX No extended replacement coverage or Replacement Cost Estimator (RCE) provided in file. Appraisal cost to rebuild XXX Client Comment: EV2 Investor Acknowledged Exception.

APP XXX Missing Initial 1003 Application - Initial 1003 Application not provided in file., Client Comment: XXX Investor Acknowledged Exception	NOTE XXX Note is not executed - Note is missing page 4 with borrower signatures and Notary. - Seller provided a legible copy of the Note.

NOTE XXX Non Standard Agency Form Type payments are not applied on the scheduled due date - FNMA FHLMC NOTE

													NOTE XXX Note is Incomplete - Note is missing page 4 with borrower signatures and Notary. - Seller provided a legible copy of Note
2023070774	XXX	XXX	2	2	1	1	Verified reserves - XXX Months of liquid reserves; Verified credit history - Fico XXX XXX points above the minimum required by the applicable guidelines ;	DEED XXX Mortgage/Deed of Trust is not Recorded - Missing copy of lenders closing instructions to the title company/closing agent. Deed of Trust is not Recorded., Client Comment: Investor Acknowledged Exception

XXX Insufficient verified reserves - Missing verification of reserves totaling XXX Total reserves verified XXX Short XXX Total funds required to close XXX Total funds verified XXX (XXX), Client Comment: EV2 Investor Acknowledged Exception. Gross disposable income > XXX per month.	APPR XXX XXX Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of XXX as required XXX loans. See COMP XXX - XXX Received copy of Appraisal Compliance page with XXX language. Same page found in file. Exception cleared.

XXX Asset Documentation is Insufficient - Missing statement for XXX.  Per Wire Confirmations to XXX to close of XXX on XXX and XXX on XXX came for the borrower XXX ending in XXX from XXX. Confirmations pages 520 / 524. - Asset Documentation provided to support wire confirmations.

COMP XXX XXX Loan - The loan's (XXX) APR equals or exceeds the Federal XXX threshold of (XXX). The system determines the threshold by adding XXX points to the comparable average prime offer rate index of (XXX). The System applied this threshold because this (XXX) loan exceeds (XXX), which is the XXX conforming loan limit as of the date the loan's interest rate was set before consummation. (12 CFR 1026.35(a)(1)(ii))

													The loan's (XXX) APR equals or exceeds the Regulation Z Section XXX Higher-Priced Covered Transaction threshold of (XXX), which is the comparable average prime offer rate of (XXX) plus XXX The System used the following date to perform the APOR index lookup (XXX). (12 CFR 1026.43(b)(4)) - XXX Received copy of Appraisal Compliance page with XXX language. Same page found in file. Exception cleared.
2023070781	XXX	XXX	2	2	1	1	Minimal outstanding debt - Per the borrower's credit report in file (pg. 51), Borrower has minimal outstanding revolving debt supporting conservative credit use. ; Potential for increased earnings - Current Lease for Subject Property is XXX through XXX Per 1007 (p. 259), the estimated market rent is XXX	APP XXX Missing Initial 1003 Application - Initial 1003 missing from loan file., Client Comment: XXX Investor Acknowledged Exception	APRV XXX Missing Loan Approval Date - Cleared per client acknowledgement; Okay to proceed with 1008.

APP XXX Discrepancy between 1003 and documentation stated and/or verified in file - 1003 Section XXX provides contradictory information on REO properties. 1003 reflects all properties free/clear but discloses tax/insurance payment that would appear to include a lien payment. Section 3 to be corrected to reflect lien holder information, or correct tax/insurance obligation for properties documented free/clear.

Per Guidelines (p. 18), a VOM for all properties must be provided. For properties owned free and clear, a property profile report or similar document showing no lien against the property should be provided in the credit file.  - Exception set in error loan meets seller guidelines.  The borrower's XXX is owned free and clear per the property report and fraud report.

													APP XXX Missing Schedule of Real Estate Owned - Borrower owns multiple REO properties and 1003 reflects mortgages that do not report on credit. UTD liens, balances, and payment history on REO's as required to confirm housing history and adherence to guidelines. - Exception set in error loan meets seller guidelines. The borrower's XXX is owned free and clear per the property report and fraud report.
2023070772	XXX	XXX	1	1	1	1				Verified housing payment history - MR XXX with XXX Verified reserves - XXX months;			TRID XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX finding cleared, exception set in error. Broker credit for fees over the legal limit was disclosed in the payoff's and payments section of the final CD dated XXX
2023070773	XXX	XXX	2	2	1	1	Verified credit history - Borrower has qualifying FICO which exceeds 660 minimum required per guidelines. ;	APP XXX Missing Initial 1003 Application - Initial 1003 Application, executed by borrower, not provided in file., Client Comment: EV2 Investor Acknowledged Exception

											GIDE XXX Guideline Exception(s) - Per XXX credit guidelines, section XXX cash-back used to cover required reserves will be reviewed on exception basis only. No personal assets provided and cash proceeds have been used on transaction. Lender approved exception needed., Client Comment: XXX Investor Acknowledged Exception.		ECOA XXX No evidence lender provided copies of written appraisals - Verification of receipt of appraisal not provided in file. - XXX Seller provided copy of email cover letter to borrower dated XXX
2023070771	XXX	XXX	1	1	1	1				Established credit history - Credit report reflects an established credit history since XXX with qualifying FICO XXX which exceeds XXX minimum FICO for XXX LTV.;			XXX Asset Documentation is Insufficient - Gift letter in file p281 for XXX is reflected on CD as paid to title; however, no wire or other proof of transfer provided. Additionally, proof of wire provided p291 is for XXX from same donor and no gift letter provided for this amount or accounted for on CD. Full verification of all gifts needed as borrower funds do not sufficiently cover reserve requirement after funds-to-close. - XXX Lender provided proof of receipt by title for revised gift letter iao XXX All funds now match CD.
2023070568	XXX	XXX	2	1	2	1	Verified reserves - XXX month reserve requirements per XXX program XXX pXXX- plus XXX additional for financed reo and XXX additional for LTV greater than XXX- XXX months XXX Borrower has XXX months reserves post closing verified which exceeds the XXX required per guidelines; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. 11.1.4 p65 ;	TRID XXX Missing valid Change of Circumstance(s) - Missing COC for LE issued XXX Rate was locked. No fee violation due to this LE., Client Comment: EV2. No fee violation with LE.	COMP XXX XXX Loan - Non-compliant federal XXX due to Appraisal not meeting requirements. --
The loan's (XXX) APR equals or exceeds the XXX XXX threshold of (XXX). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX).(12 CFR 1026.35(a)(1)(i)).

Compliant state XXX. --
This is an XXX Higher-Priced Mortgage Loan (XXX). The loan's APR of (XXX) equals or exceeds the XXX XXX threshold of (XXX). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (XXX). (XXX. Admin. Code 160:45-9-5(a); 12 CFR 1026.35(a)(1)(i)). - XXX - Received revised appraisal reflecting the verbiage that appraisal was prepared in accordance with Title XI of XXX and any implementing regulations as required for XXXs. Verbiage on pg. 6/30.
*Exception cleared.

APPR XXX XXX Appraisal Requirements are Not Met - Appraisal does not contain verbiage affirming that it was prepared in accordance with Title XI of XXX and any implementing regulations as required for XXXs. - XXX - Received revised appraisal reflecting the verbiage that appraisal was prepared in accordance with Title XI of XXX and any implementing regulations as required for XXXs. Verbiage on pg. XXX
													*Exception cleared.
2023070569	XXX	XXX	1	1	1	1	Verified reserves - XXX XXX p62- reserves for XXX XXX months plus XXX for additional properties plus XXX for loan amt over XXX million= XXX required reserves XXX along with assets and Cash Out proceeds the borrower has XXX verified post close reserves which far exceeds the XXX months required per guides; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;	XXX Missing proof of PITI payment on non-subject property - Missing substantial evidence of reo PITI for property "XXX" VOM p260 does not provide sufficient evidence, Also proof of XXX missing for "XXX" reo - XXX - Received recently closed final CD for XXX to reflect PITIA payment of XXX and a direct VOM for XXX with payment (Interest only) of XXX Updated final DTI. * Exception cleared.

APP XXX Missing Initial 1003 Application - Initial 1003 Application, executed by borrower, not provided in file. - XXX Initial 1003 received. Exception cleared.

													COMP XXX Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure, FACTS p21 states they do not share information, no affiliates provided. - Affiliate was not paid at closing (CD p651), ABD is not required.
2023070531	XXX	XXX	1	1	1	1	Minimal outstanding debt - Credit report pg. 262 reflects minimal debt outstanding which includes two student loans and three XXX.; Verified reserves - Reserves are in the form of cash out proceeds which equal XXX months, guideline requires XXX months, refer to the credit matrix for XXX Time Investors in the eXperienced Investor Program.;	XXX Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Hazard insurance does not reflect a start or end date. Total annual premium is not listed. - Cleared - Hazard Policy with premium and term received.

APP XXX Missing Final 1003 Application - The final 1003 could not be located in the file, copies of the original 1003's could be found on pgs.24 and 85. - STIP XXX

													APRV XXX Missing Loan Approval Date - There is no formal approval in the file, refer to the 1008 pg. 95 printed on XXX - Not required for program.
2023070530	XXX	XXX	2	2	1	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required for a XXX Year IO/XXX Program. ; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.;	XXX Non-Arms Length Transaction - *NEW* Based on documentation provided XXX it has been identified that the subject transaction is non-arms length. The Seller name on final CD (pg. 30) is XXX. Per XXX guidelines (section 4.4.1) a non-arms length transaction must be on a Primary Residence. Subject is an Investment. Seller and buyer names are both on the final CD as buyer and seller Real Estate Broker. Borrower received a real estate commission as evidenced on page 2 of the CD while the Seller also received a commission. Lender is asking to use the borrower received commission towards reserves, which are not seasoned funds. , Client Comment: Per email received on XXX Investor stated that they accept the Non-Arms Length Transaction.

XXX Insufficient verified reserves - *UPDATED* Per documents presented on XXX borrower took out an XXX 2nd lien loan on an REO property owned XXX (same date as closing subject) and received XXX in cash.  Funds were wired for subject transaction in amount of XXX Guidelines (section XXX) reflects that Assets must be seasoned XXX days and any large deposits will need to be sourced. Assets used for closing were not seasoned.  See original exception below for further detail.

Total Reserves required are XXX Guidelines require 12 months for the subject (loan amount > XXX) and XXX months reserves for each financed property (p. 48/79). Credit report reflects XXX current open/active real estate loans. Reserves for additional financed properties calculated from the credit report mortgage loans. Final 1003 is deficient to confirm what property has financing.  Subject to reverification with completed REO Section XXX of the final application and to confirm sufficient assets for closing (see XXX), Client Comment: XXX - Received Investor email to accept asset conditions as Waiver since the funds were from a secured source, Investor accepts seasoning of the funds. Overridden to XXX status.

XXX Insufficient Verified Funds to Close - *UPDATED* Per documents presented on XXX borrower took out an XXX 2nd lien loan on an REO property owned XXX (same date as closing subject) and received XXX in cash.  Funds were wired for subject transaction in amount of XXX Guidelines (section XXX) reflects that Assets must be seasoned XXX days and any large deposits will need to be sourced. Assets used for closing were not seasoned.  See original exception below for further detail.

Per final CD (p. 30), Borrower was required to bring XXX to close. Assets verified from XXX (pg. 243) in the amount of XXX Additional assets need to close were XXX (XXX). Additional verified assets required for reserves (See XXX). Earnest money deposit of XXX has been considered and not part of cash required to close. , Client Comment: XXX - Received Investor email to accept asset conditions as Waiver since the funds were from a secured source, Investor accepts seasoning of the funds. Overridden to XXX status.	APP XXX Missing Final 1003 Application - Missing complete executed final Application in file. - XXX - Received final signed 1003 with Section XXX Complete

APP XXX Missing Schedule of Real Estate Owned - REO section XXX of initial application in file not complete with all owned properties and applicable real estate mortgages. Final application with complete REO section is required. Initial application reflects XXX outstanding mortgages. XXX mortgages reflected on credit report (pg. 279).   - XXX Received Initial 1003 with REO Section XXX complete.

APPR XXX Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1. - Name for Seller on both Appraisals in file (p. 62, 181) is XXX, Name of Seller on Sales contract (p. 562) is XXX as XXX in Fact.  XXX (pg. 27) reflects XXX Mortgage Trust XXX, XXX, as Indenture Trustee. Seller name on final CD (pg. 30) is XXX.  - XXX - Received PCCD dated XXX with Seller name as XXX, XXX. Per note from Investor recd on XXX there are character limits on CDs for seller length of name. The rest of XXX could not show up. Received Addendum to sales contract showing seller name as XXX, XXX. Received property report with Owner name as XXX
*Exception Cleared.

													HUD XXX Missing evidence of the Seller HUD1 - Unable to locate Seller HUD1 in file., Client Comment: EV2, Non-material issue - no assignee liability - XXX - Received copy of Seller CD date issued XXX * Exception Cleared.
2023070570	XXX	XXX	1	1	1	1				Verified reserves - XXX Classic XXX p62- XXX months reserve requirements plus XXX additional for XXX reo XXX Borrower has XXX months reserves verified post close which exceeds the XXX months required.; Verified credit history - XXX XXX 20211008 11.1.4 p65 XXX FICO min, borrower has XXX which exceeds the FICO minimum requirement.;			PROP XXX Property Condition is Fair - Subject appraisal reflects the property condition as C5. The XXX XXX XXX guides XXX p39, reflects that no XXX rating is permitted under Quality of Construction and Condition section. Appraisal property conditions comments (pg.513) and multiple photos reflect visual damage. A XXX property condition rating is not acceptable. File reflects a Valuation Risk Review (p531) and XXX SSR report (p593) that confirm the as-is value is supported. The condition of the property is not confirmed by either of these sources. - XXX Lender provided a copy of the XXX with the following appraiser response: "The subject has been cleaned out, cabinets fixed, holes fixed, doors fixed, broken/dangerous garage has been removed. The home is now considered to be in XXX condition.
2023070574	XXX	XXX	1	1	1	1				Verified credit history - Per XXX XXX Guide XXX XXX pg. 13 Actual fico XXX is XXX points above the minimum required for this loan grade. ;
2023070580	XXX	XXX	1	1	1	1				Verified reserves - Borrower has XXX months reserves post closing which exceeds the XXX months required per guidelines.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.;			DEED XXX Mortgage/Deed of Trust is not Recorded - DOT (p. 293) and Quit Claim Deed (p. 624) removing titleholder XXX are not recorded. Quit Claim Deed (p. 624) removing titleholder XXX at closing not recorded. Unable to locate closing instructions directing title company to record the Quit Claim Deed and Security Instrument. - XXX Received a copy of the recorded Mortgage DOT and PUD Rider reflecting title held in borrower name only. * Exception Cleared.
2023070576	XXX	XXX	1	1	1	1	Low DTI - Per XXX pg. 14 Max DTI is XXX Actual verified DTI is XXX which is XXX below the maximum required for this loan characteristic;	COMP XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure not provided in file. FACTS Disclosure (pg. 25) gives partial list of affiliates; unclear if this is complete list of affiliates. Need Affiliated Business Disclosure to verify complete list of affiliates for compliance testing. - XXX - Received lender memo dated XXX stating: We do not utilize an affiliated businesses as we are a Correspondent Lender. *Exception Cleared.

													XXX Missing evidence of XXX Dues - Coborrower REO XXX does not provide or disclose XXX documentation, as applicable. - XXX Lender provided HOA documentation. REO obligations updated.
2023070577	XXX	XXX	2	1	2	1	Conservative use of credit - Borrower's credit report in file (pg. 186) reflects XXX revolving/credit line used.; Established credit history - Borrower's credit report in file (pg. 186) reflects an established credit history since XXX	TRID XXX No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Final CD does not list the real estate commissions paid., Client Comment: XXX Non-Material no assignee liability.

											COMP XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure no provided. FACTS disclosure p35, does not confirm if affiliates were used on the transaction., Client Comment: XXX - Blanket notice provided stating one affiliate for XXX. Verified affiliate is not paid or used on transaction.		XXX Income Documentation is Insufficient - Income Documentation is Insufficient - Missing documentation for Social Security and Pension Income. - XXX Lender provided updated 1008 and 1003 to remove pension and SSI income sources. DTI XXX still meets guidelines.
2023070573	XXX	XXX	2	2	1	1	Minimal outstanding debt - Borrowers have only XXX outstanding installment loans and XXX open revolving account.; Verified housing payment history - Borrowers are currently renting and have had no lates over the past XXX months, VOR pg. 525.; Established credit history - Borrowers have a substantial credit history as evidenced by the credit report on pg. 610.;	XXX Asset Documentation is Insufficient - A large deposit of XXX was made into XXX on XXX this deposit must be sourced., Compensating Factors: Established credit history (XXX - Received lender explanation with evidence of deposit of XXX into XXX and evidence of XXX withdrawal and proof of repayment amount on the XXX loan with revised unexecuted 1003.

*Exception Overridden to XXX status due to unexecuted final updated 1003 and post-closing documentation.)	ECOA XXX No evidence lender provided copies of written appraisals - Evidence the lender provided a copy of the appraisal could not be located in the file. - XXX - Received email chain from lender to borrower dated XXX where lender comments about the appraisal and borrower email reflects a statement of "thank you for sending the appraisal" to confirm borrower received. **Exception cleared.

													XXX Missing Tax Transcript(s) - Tax transcripts could not be located in the file. - Tax documents in loan fileXXX
2023070575	XXX	XXX	1	1	1	1				Verified housing payment history - Credit report pg.260 in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified liquid assets and/or savings history - Borrower has verified liquid assets in excess XXX of remaining after closing based on the bank statements in file (pg.824/842 and CD pg.361 Subject loan required a down payment of XXX which were all the borrower's own funds. ;			COMP XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure or FACTS disclosure not provided in file. Unable to determine presence of affiliates on transaction. - XXX Received memo affirming lender has no affiliates. Exception cleared.
2023070571	XXX	XXX	1	1	1	1	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements (pg. 472, 491, 464, 561), sale of home (pg. 760) and final CD (pg. 96).; Verified employment history - Borrower has XXX years, XXX months total time with employer. (pg 499).; Income verified was not used in qualifying - Borrower has second job with XXX year earnings provided that were not used in qualification. ;	XXX Asset Documentation is Insufficient - Proceeds from sale of departing residence iao XXX is sourced from CD; however, no proof of deposit into borrower account nor deposit with escrow is provided in file. - XXX - Received response from Lender of: "attached are copies of the disbursement ledgers for both transaction, showing that the proceeds of their sale were transferred to use for their purchase. Document attached is 5 pages and includes information that amount of net proceeds was direct deposited.

*Exception cleared.

													TRID XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in Flood Certification fee on CD issued XXX - - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Credit Report Fee, Flood Certification Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX Received memo from lender along with copy of Final CD. Memo says the credit in section J of CD covers the increase in the flood cert and credit report. General credit increase covers the increase in the Credit Report Fee. Flood Cert fee on final CD is less than on Initial LE. Exception cleared.
2023070676	XXX	XXX	2	1	2	1				Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months. ; Verified employment history - Borrower have and excellent monthly income and stable verified self-employment;	COMP XXX Missing Affiliated Business Disclosure - Missing ABD. Per FACTS disclosure pg. 1770 borrower has affiliates. Final CD pg 1785 does not indicate fees paid to affiliates, Client Comment: Immaterial Issue - Final CD pg 1785 does not indicate fees paid to affiliates
2023070677	XXX	XXX	2	2	1	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds 640 minimum required per guidelines. ; Low DTI - Verified XXX DTI is XXX lower than maximum XXX	XXX Purchase Contract is Deficient - Purchase contract located on p.341 reflects edits and redactions with no buyer/seller initials., Client Comment: XXX Investor acknowledged exception.

XXX Missing Verification of Rental - Per XXX NQM lending guidelines, p.32, section 4.3.3, mortgage/rental history required. Per 1003, borrower rented for XXX years. VOR was not provided in file. Private party VOR's must be substantiated by XXX months cancelled checks or bank statement. Rental payment of XXX was not indicated on statements in file., Client Comment: EV2 Investor acknowledged exception.	INS XXX Missing Sufficient Evidence of Insurance - Dwelling coverage of XXX does not cover loan amount of XXX No extended replacement coverage or Replacement Cost Estimator (RCE) provided in file. - XXX - Lender provided a 28 page document with a statement of: "please clear as RCE can be found in the original submission bundle on pages 334-336 and attached. Page 3-5 of XXX reflects a Residential Estimator with replacement cost rounded to XXX Exception Cleared.

COMP XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure not provided in file. FACTS disclosure p610 indicates affiliate; however, none are used or paid on transaction.  - Affiliates not used for services. ABD not required.

2023070678	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - Max ltv is XXX subject loan ltv is XXX Established credit history - Borrower has an established satisfactory credit history as exhibited with a fico of XXX refer to credit pg. 52.;	COMP XXX Missing Affiliated Business Disclosure - Missing ABD. Per FACTS disclosure pg 709 borrower has affiliates. Final CD pg 910 does not indicate fees paid to affiliates, Client Comment: XXX Investor acknowledged exception. - Affiliates not used for services. XXX not required.

2023070679	XXX	XXX	2	2	1	1	Verified reserves - Reserves required for a purchase are XXX months, verified liquid reserves are XXX months.; Minimal outstanding debt - Borrower has minimal outstanding debt as evidenced by the credit report pg. 24.;	XXX Charge Offs have not been satisfied or paid off - Missing evidence that the charge off with a balance of XXX has been paid in full as required by guidelines. Charge off is >XXX months old but is greater than XXX Client Comment: XXX Investor acknowledged exception.	COMP XXX Missing Affiliated Business Disclosure - Missing ABD. Per FACTS disclosure pg 413 lender has affiliates. Final CD pg 482 does not indicate fees paid to affiliates - Affiliates not used for services. ABD not required.

XXX Missing Verification of Rental - A verification of a XXX month satisfactory rental history could not be located in the file, VOR in the file (p530) indicates XXX late payments between XXX and XXX and that the account is not satisfactory.   - XXX - Received a copy of email chain between lender and property leasing office with a screen print from the leasing office.  Print reflects No XXX and XXX late count for the borrower's name and unit number of XXX

*Exception Cleared.

2023070683	XXX	XXX	1	1	1	1				Verified housing payment history - VOR p.92 in file reflects over XXX years. of satisfactory rental housing history paid XXX ; Verified credit history - Borrower's credit report in file XXX reflects an established credit history since XXX History reports no late payments made based on the months reviewed for every account in the borrower's history;
2023070687	XXX	XXX	1	1	1	1	Verified reserves - Borrower has XXX months reserves post-closing which exceeds XXX months required per guidelines.; Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.;	GIDE XXX Guideline Exception(s) - Per XXX Guidelines DSCR v2.4 XXX Appraisal Review Requirements, a Collateral Desktop Analysis from XXX Appraisal Management or and independent vendor required; or Appraisal Risk Review from XXX - XXX CDA supporting value of XXX received.

COND XXX Condo Documentation is Insufficient - Condo Questionnaire (p. 25) states there are XXX units in the project. Lender Certification (p. 32) states there are XXX - XXX Confirmed Condo Questionnaire and Appraisal both reflect XXX units.

APRV XXX Missing Loan Approval Date - 1008 (p. 2) in file. Approval not provided. - XXX Cleared Lender provided a copy of conditional approval.

2023070694	XXX	XXX	2	2	1	1				Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per XXX No Ratio parameters for XXX LTV.;	XXX Credit Documentation is Insufficient - Seller name is not provided on Final CD p531. No seller CD provided in file to validate., Client Comment: XXX No assignee liability.
2023070572	XXX	XXX	1	1	1	1	Verified reserves - XXX XXX Guidelines 20211008 10.5-10.5.2 p62 6 months for XXX plus XXX for additional property and XXX for LTV higher than XXX XXX reserves XXX borrower has XXX reserves verified post close which exceeds the XXX months required.; Low DTI - Borrower has verified DTI of XXX which is well below guidelines maximum of 50%.;	XXX Income Documentation is Insufficient - Lender income worksheet provided p165, shows XXX business bank statements used in qualification. XXX and XXX statements are not provided in file to validate lender final income. - XXX - Received XXX months missing bank statements. *Exception Cleared.

2023070578	XXX	XXX	1	1	1	1	Verified reserves - XXX Classic 20211008 10.5-10.5.2 p62- XXX months required XXX, XXX month for LTV over XXX 2 additional for financed property= XXX months total required reserves. Borrower has XXX verified post close reserves which exceeds the guideline requirements.; Verified credit history - XXX Classic 20211008 6.9 p34 Minimum FICO is XXX borrower has XXX FICO.;	TRID XXX Intent To Proceed Date < Loan Estimate Received Date - The date the consumer indicated an intent to proceed with a transaction (XXX) is before the date the consumer received the Loan Estimate (XXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - XXX Received ITP signed on XXX Exception cleared.

TRID XXX Missing E-Sign Disclosure - Missing E-sign disclosure - XXX Disclosures were signed in person.

COMP XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure not provided in file. FACTS disclosure p41 does not state if lender has affiliates. Unable to determine if affiliates are present or paid on transaction. , Client Comment: EV2 - ABD not required. Lender has blanket ABD indicating Firstline Title as only affiliate. This affiliate is not paid on transaction.  - Affiliate not used for services. ABD not required.

TRID XXX No proof borrower(s) can receive documents via the electronic method as intended - Missing E-sign disclosure - XXX Disclosures were signed in person.

2023070579	XXX	XXX	2	1	2	1	Verified credit history - XXX XXX Guideline 20211008 6.9 p34 states minimum fico is XXX borrowers fico is XXX	HCOST XXX High Cost Failure - Fees included in test are Loan Discount, Processing Fee, Underwriting Fee, Tax Service Fee, Appraisal Fee, Appraisal Review Fee and Credit Report Fee. --

The loan fees (XXX) exceed the (XXX) (Note Amount >=XXX) fee limit, which is XXX of the Total Loan Amount (XXX), the difference is (XXX). (12 CFR 1026.32)., Client Comment: XXX Received copy of email from lender to borrower explaining error and providing options, and email from borrower requesting refund option. Also received copy of PCCD issued XXX refund check for additional XXX and fed ex tracking. Verified delivery on XXX for post-close cure.	COMP XXX. Missing Affiliated Business Disclosure - Affiliated Business Disclosure not provided in file. FACTS disclosure p40 does not indicate if lender has affiliates. Unable to determine if affiliates present or paid on transaction. - XXX - Received lender memo dated XXX that states "Lender has confirmed it has no affiliates so therefore would have no reason to provide an ABAD". *Exception cleared.

APP XXX Discrepancy between 1003 and documentation stated and/or verified in file - Lender 1003 and 1008 does not total borrower liabilities correctly. 1008 indicates XXX consumer debt; final 1003 lists XXX (auto loan alone is greater than either of these). Actual liabilities verified are XXX Updated 1008 / 1003 needed with corrected DTI. - Lender provided updated 1008 and final 1003 with supporting documentation.  Updated lender DTI is XXX

2023070532	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX (pg.3 Matrix) for a Cash Out Refinance with Subject Qualify FICO XXX Verified housing payment history - Credit report (pg. 220) in file reflects XXX months of satisfactory mortgage history paid XXX ;	XXX Calculated Amortized Term does not match Term of Note - Monthly Payment amount per Note of XXX is equivalent to IO payment, not a P&I payment. Result is a XXX year XXX. Note form is a standard XXX Fixed Note and does not disclose an IO term nor does it disclose a XXX payment. Borrower closing disclosure indicates product type of XXX Year IO. - XXX Lender provided revised and executed Note reflecting I/O terms.

2023070777	XXX	XXX	2	2	1	1	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required 8 months.; Established Landlord history - Confirmed established landlord history. ;	APP XXX Missing Initial 1003 Application - Missing Initial 1003 Application, Client Comment: Investor acknowledged exception	DEED XXX Corrections to the Mortgage/DOT are not initialed by the Borrower(s) - County on the notary signature changed, initialed by the notary and not the borrower. - Exception set in error. Changes by Notary not required to be initialed by borrower.

2023070747	XXX	XXX	2	1	2	1	Verified credit history - Borrowers have XXX months of verified reserves remaining after closing when guidelines require 12 months.;	COMP XXX Affiliated Business Disclosure Is Not Executed - Affiliated Business Disclosure Is Not Executed, Client Comment: XXX - FACTS disclosure p809 reflects affiliates; however none are used or paid on transaction.

TRID XXX No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Final CD does not reflect the sales commissions paid to the listing / selling agents., Client Comment: XXX No assignee liability.	APP XXX Missing Schedule of Real Estate Owned - REO XXX listed on 1003. Verification of property free/clear and hazard insurance policy, property tax documents not provided in file. Subject to reverification of DTI. - XXX Property report and HOI received. Taxes and Insurance updated. XXX DTI.

APP XXX Missing Borrower Employer Phone Number - Borrower Employer Phone Number is not provided on 1003. - XXX Updated XXX received.

2023070761	XXX	XXX	2	2	1	1	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires 3 months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years;	XXX Missing Verifiable Months of Income Earnings - Missing required most recent XXX months business bank statements for the XXX CPA/EA Prepared XXX program. Per XXX Non QM Matrix and full guideline (matrix pg. 4/8, Guide pg. 97/146), a minimum of XXX months business bank statements are required to support the sales reflected on the XXX with average deposits from the bank statements being greater than or no less than XXX below the average monthly sales. No bank statements provided in the loan file or reflected on the borrower 1003 application. , Client Comment: XXX Investor approved waiver.	TRID XXX No proof borrower(s) can receive documents via the electronic method as intended - NEW based on received of Initial LE and Interim LE that are e-signed. E-Consent not in file. - XXX Received copy of e-Consent. Exception cleared.

TRID XXX Missing Initial Loan Estimate - Missing Loan Estimates in file. No Disclosure provided for mortgage rate lock.  - XXX Received copy of a loan estimate.

RESPA XXX Missing Homeownership Counseling Disclosure - Homeownership Counseling Disclosure list containing at least XXX counselors is not in loan file.  - XXX Received copy of signed acknowledgement for Homeownership Counseling Disclosure, which includes the CFBP website for counselors. Exception cleared.

TRID XXX Initial Closing Disclosure Sent Method Not In Person and No Received Date - NEW based on receipt of Initial CD. Missing evidence the borrower received the Initial CD on or before XXX  - The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX Received copy of Initial CD signed by borrowers. Exception cleared.

TRID XXX Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (12 CFR 1026.38(i)(1)(iii))  - NEW based on receipt of LE issued XXX Cash to Close Table on Initial CD and Final CD to not match up with only LE we have received. Appears we are missing an interim LE issued after XXX - The Funds For Borrower disclosed on the Calculating Cash to Close table has changed from the Loan Estimate (XXX) to the Final Amount on the Closing Disclosure (XXX).  The Did this Change indicator should reflect that the amount has changed. - XXX Received copy of interim LE and COC. Exception cleared.

TRID XXX Missing valid Change of Circumstance(s) - NEW based on receipt in LE issued XXX Missing COC for LE issued XXX Client Comment: XXX No fee tolerance violation. - XXX - Recd Change of Circumstance for this LE

TRID XXX Missing Initial Loan Estimate - Missing Initial LE issued prior to borrower Intent to Proceed on XXX No LEs in file. LE received as a stip was issued on XXX   - XXX Received copy of Initial LE. Exception cleared.

TRID XXX Intent To Proceed Date < Loan Estimate Presumed Received Date - Missing Initial LE. - The Loan Estimate was provided or mailed on (XXX). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (XXX), which is after (XXX); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - XXX Received copy of Initial LE. Exception cleared.

TRID XXX Missing E-Sign Disclosure - NEW based on received of Initial LE and Interim LE that are e-signed.  E-Consent not in file.  - XXX Received copy of e-Consent. Exception cleared.

2023070695	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX Established credit history - Borrower's credit report in file (pg.40) reflects an established credit history since XXX History reports no late payments made based on the months reviewed for every account in the borrower's history. Indicator credit score is XXX	HUD XXX Missing Final HUD-1 - Final CD/HUD1/Settlement Statement is not provided in file. TIL/GFE used in closing pg.475 - XXX Received copy of final CD. Exception cleared.

GIDE XXX Guideline Exception(s) - Lender DSCR income calculation worksheet is not provided in file as required by XXX Credit Guidelines DSCR v2.4 20220318 pg.15/45. Used Form 1007 XXX of the gross market rent in DSCR Calculation/Current lease in file pg.92 is higher than 1007. - XXX - Received revised 1008 reflecting DSCR ratio calculation of XXX

*Exception Cleared. Review DSCR is XXX thus no material variance.

HAZ XXX Hazard Insurance Coverage Amount is Insufficient - Dwelling coverage of XXX does not cover loan amount of XXX No extended replacement coverage or Replacement Cost Estimator (RCE) provided in file. Appraisal cost to rebuild XXX Coverage is deficient. - XXX - Received copy of hazard insurance declarations page and Estimated Reconstruction Cost reflecting a total of XXX thus coverage is sufficient.

*Exception cleared.

HUD XXX Missing Cash to Borrower - Unable to determine cash-to-borrower. Max cash out limited to XXX for LTV XXX Final CD/HUD1 is not provided in file. No Lender loan information provided on 1003. Subject to reverification cash out limits meet guidelines.  - XXX Received copy of final CD. Exception cleared.

2023070680	XXX	XXX	1	1	1	1				Established Landlord history - Borrower owns XXX rental properties with mortgages reporting credit pg.54 since XXX Established credit history - Borrower's credit report in file (pg.40) reflects an established credit history since XXX History reports no late payments made based on the months reviewed for every account in the borrower's history. Indicator credit score is XXX
2023070681	XXX	XXX	2	1	2	1	Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.; Verified reserves - Borrower has XXX months which exceeds XXX months required per matrix.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.;	COMP XXX Missing Affiliated Business Disclosure - Lender Affiliated Business Disclosure not provided in file. , Client Comment: XXX - FACTS p662 indicates affiliates however none are present or paid on transaction	XXX Missing Employment doc (VOE) - Per XXX XXX Lending Guide XXX Section XXX Employment Income, Borrower must have XXX years self-employment. XXX formation Documents (p248) dated XXX are not signed and do not disclose borrower as affiliated. No recent Secretary of State, business license, or CPA Letter provided to verify XXX years employment. - XXX - Received Lender response of: "XXX was verified using business license located on pg. 278, in addition to the operating agreements provided on pg. 248 (guidelines do not require they be signed). File contains a SOS filing dated XXX with stated of CA for XXX showing borrower as CFO and an SOS filing date of XXX for XXX that disclosed XXX was formed XXX to support both business' have XXX years self-employment.
*Exception Cleared.

TRST XXX Missing Inter XXX Agreement - Neither Certification of Trust, or Trust agreement provided in file. - XXX - Received Lender response of: "this is a XXX property, the Certification of Trustee under Trust" was previously provided in the original bundle on pgs. 384-385.  This document will record concurrent with the DOT.  Attached is the Certification of Trustee under Trust for reference.
* Exception cleared.

XXX Missing Letter of Explanation - Per XXX NQM Lending Guide, XXX, Section XXX, Borrower Attestation is require and subject to seasoning requirements provided that XXX timely payments have been made since entering a loss mitigation solution. Per Credit Report (p. 65) and payoff statement (p. 353), XXX is in repayment status with deferred principal and interest. Unable to determine date of XXX agreement or reason (i.e. COVID related). Per payoff statement (p. 348), XXX has unpaid principal balance of XXX unpaid interest of XXX and other charges of XXX Unable to determine date of deferral agreement or reason (i.e. COVID related). Subject to re-verification/credit review. - XXX Guideline requirement is for borrower attestation, not LOX. Covid Attestation was provided on XXX Exception cleared.

2023070581	XXX	XXX	1	1	1	1	Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX required per guidelines.;	DEED XXX All title holders did not execute the Mortgage/DOT - XXX removed from Purchase Contract via addendum (p609). XXX is listed on Title Commitment (p665) and Grant Deed (p165), but did not sign Mortgage/DOT (p155). - XXX - Received copy of recorded mortgage with evidence of XXX signature. *Exception Cleared.

2023070778	XXX	XXX	2	2	1	1	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX with Adverse Credit Event per Guidelines Section 4.1.8 pg.14/45. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;	APP XXX Missing Initial 1003 Application - Initial 1003 Application, executed by borrower, not provided in file., Client Comment: EV2 Investor Acknowledged Exception for missing initial 1003 on business purpose loan.	XXX Loan disbursed prior to loan transaction date. - Loan disbursed XXX per final CD p356. Transaction execution date per deed p369 is XXX - XXX - Received copy of final closing statement dated XXX reflecting interest start date of XXX and disbursement date of XXX *Exception Cleared.

2023070779	XXX	XXX	2	2	1	1	Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX ;	XXX Back-end Ratio exception (DTI) - *UPDATED* Review DTI isXXX based on the addition of the business bank account with applied XXX expenses per CPA letter in file (pg. ). Max DTI allowed is XXX

Review DTI on subject loan is XXX and exceeds guidelines.  Lender DTI per the 1008 (pg.24) reflects XXX  Max allowed per guidelines is 50.00%. Per worksheets p290-291, Lender used both business and personal bank statement for the same business. Review DTI Used XXX Months Personal bank statement only as unable to support use of personal plus business when only XXX business / income source is present. Business expenses considered from XXX and no expense factor has been used against personal statements in review. , Client Comment: Investor acknowledged exception based on the following comp factors: Owner Occupied refinance, Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX

GIDE XXX Guideline Exception(s) - Guidelines permit XXX NSF for XXX bank statement period. There are XXX NSF's present. 1008 p24 notes internal acknowledgement of NSF's; however, no lender exception provided. , Client Comment: Investor acknowledged exception based on the following comp factors: Owner Occupied refinance, Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX Missing Verifiable Months of Income Earnings - Missing XXX. Per worksheet p290, lender used XXX(pg.351) for XXX income. Review matched Lender worksheet; however, recalculation of income and DTI is needed upon receipt of missing bank statement. - XXX - Received XXX XXX
*Exception cleared.

COMP XXX XXX Loan - Non-compliant XXX due to lack of ATR.  See XXX XXX and QMATR XXX --

The loan's (XXX) APR equals or exceeds the Federal XXX threshold of (XXX). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX).(12 CFR 1026.35(a)(1)(i)). - Additional income docs received on XXX Exception cleared.

QMATR XXX Missing Documentation or Proof of ATR Underwriting Factors - Verification of ATR Underwriting Factors is not documented with qualifying DTI of XXX (exception XXX) and multiple NSFs on bank statement (exception GIDE XXX). - Additional income docs received on XXX Exception cleared.

2023070782	XXX	XXX	2	2	1	2	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a XXX transaction for First Time Investor.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;	APP XXX Missing Initial 1003 Application - Initial 1003 Application, executed by borrower, not provided in file., Client Comment: EV2 Investor Acknowledged Exception for missing initial 1003 on business purpose loan.

											APPR XXX Missing Third Party Appraisal Review - Collateral Desktop Analysis (CDA) is required on product and is not provided in file. , Client Comment: XXX Investor approved exception based on CU score of XXX
2023070682	XXX	XXX	1	1	1	1	Verified credit history - Per the borrower's credit report in file (pg. 41), there is an established credit history since XXX with evidence of multiple revolving accounts history with all paid XXX Borrower's have minimal outstanding revolving debt and also supporting conservative credit use. ;	XXX LTV Exceeds Max Allowed - Per XXX Program XXX, Program Qualifications Section (p.1), a XXX credit score is required for XXX LTV. Borrower Credit Score (p. 41) is XXX - XXX - Meets NQM Investor Program XXX Program Qualification (p. 1). Credit Report Date, XXX Initial Application Date XXX Note Date XXX

XXX Asset Documentation is Insufficient - Unable to locate transfer of funds of XXX Exchange Funds (p. 91-93) IAO XXX

Gift funds (p. 90) are not sourced and proof of transfer could not be located in the loan file. - XXX - Received 6-pg. document that is Seller's Notice of Assignment by Buyer and instructions to the Settlement Agent handling Exchanger's Purchase with evidence of wire and settlement statement reflecting.  Instructions paragragh details the Exchanger's duty and highlights the Exchanger name.
*Exception Cleared.

2023070780	XXX	XXX	1	1	1	1	Verified housing payment history - Credit report (pg. 179) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements in file.;	APP XXX Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003 Section 5-A checked "Yes" to occupy the property as your primary residence when Section XXX checked "Investment" and 1008 pg.151 reflects an Investment Purchase/DSCR - XXX - Received copy of final application dated XXX reflecting a borrower acknowledged initials on page 5 where "No" is marked for indicating borrower will not occupy the subject as their primary (question A). Exception Cleared.

2023070783	XXX	XXX	2	2	1	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.;	APP XXX Discrepancy between 1003 and documentation stated and/or verified in file - Lender Originator/Mortgage Broker per 1003 is XXX. XXX. Client per Appraisal (p. 382) is Lending XXX. Per CDA (p. 354), Client is XXX., Client Comment: XXX - Per Investor email, accepting waiver on the Appraisal and CDA issue if the other findings in the file renders a B grade.

APP XXX Missing Initial 1003 Application - Missing Initial 1003 Application in file. Application date XXX per Loan Detail Report pg.1. NOTE: LOE (p. 208) and Final Application (p. 153) in file do not address XXX CA which shows on credit report., Client Comment: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.

DMND XXX Payoff/Demand Statement has a discrepancy in the data - Unable to locate payoff and mortgage history for 1st mortgage to  XXX. Mortgage supplement (p. 186) states loan transferred to XXX, but payoff on CD (p. 14) was toXXX Servicing.

Payoff statement - cleared XXX Issues regarding payoff/mortgage history remain., Compensating Factors: Low LTV/CLTV/HCLTV (XXX - Received same documents as presented on XXX Reviewed the payoff presented earlier (XXX) and payoff with XXX does not reflect any late fee charges.

*Exception waived to XXX status as XXX mortgage history is not reflected on credit supplement; however, there are no noted late fees are included on payoff statement dated in XXX the closing month. )	DEED XXX Missing PUD Rider - Per Appraisal (p. 382), Subject Property is PUD - Detached. Missing PUD Rider in file. - XXX - Received revised appraisal reflecting SFR with no HOA, thus no PUD Rider is required.

*Exception Cleared.

XXX Missing evidence of HOA Dues - Per Appraisal (p. 382), Subject Property is PUD - Detached. Appraisal (pg.382) in file reflects No HOA Dues. Subject to re-verification upon receipt. - XXX - Received revised appraisal reflecting SFR with no HOA.

*Exception Cleared.

2023070582	XXX	XXX	2	2	1	1				Verified ownership of subject property - Borrower has owned the property free and clear since purchase in XXX Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX Verified reserves - Borrower has XXX mths reserves verified exclusive of the cash out proceeds with a minimum requirement of XXX	XXX Missing Letter of Explanation - Unable to determine proceeds will be used for business purpose. Multiple LOEs in file pages 310-314. Initial letter states funds will be used for debt consolidation. Unable to verify personal or business debt. Most current letter states proceeds will be used for property upgrades and to create additional reserves for any emergencies., Client Comment: XXX Most current letter states proceeds will be used for property upgrades and to create additional reserves for any emergencies.
2023070719	XXX	XXX	1	1	1	1	Verified credit history - Credit history reflects XXX for all present and prior mortgage, installment and revolving accounts. Indicator credit score is XXX when guidelines require a minimum of 680. ; Verified housing payment history - XXX months prior mortgage history paid XXX per credit report. ;	XXX Income Documentation is Insufficient - Missing documentation to confirm XXX borrower ownership of the business Premier Investments of the XXX. Verbal completed by the lender is not sufficient. Missing is evidence via a letter from CPA or Articles of Organization. XXX in file reflects XXX ownership by subject borrower - XXX Email chain from CPA received confirming that XXX was marked as final as the company is no longer a partnership and is a single XXX owned solely by B1.

2023070718	XXX	XXX	1	1	1	1	XXX Back-end Ratio exception (DTI) - Review DTI of XXX exceeds the max allowed of XXX Variance is in income calculation for Asset Depletion. 1008 and ATR Wks reflect XXX was used to qualify. Notes pg. 635/753 reflect income of XXX Review calculated Income of XXX
XXX
XXX
XXX
XXX
XXX
XXX
Total XXX Less Cash to close w/emd XXX less Required Reserves XXX total -Available for Asset Depletion XXX
XXX = XXX
 - XXX Response received from lender.  Lender subtracted CTC from XXX prior to applying the XXX requirement.

XXX - XXX

XXX x XXX = XXX
Updated Total figure using that approach is XXX
less EMD XXX
less Reserves XXX
Available XXX / XXX = XXX
Using this approach gets DTI under XXX